Credit Facilities	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Credit Facilities
Credit Facilities

Note 11 – Credit Facilities

Short term loans – banks

Outstanding balances on short-term bank loans consisted of the following:

		Weighted
		average
Lenders	Maturities	interest rate	Collateral/Guarantee	December 31, 2020	June 30, 2020
				(Unaudited)
Shanghai Pudong Development ("SPD") Bank Chongqing Nanbing Road Branch	Fully repaid by October 2020	6.09%	A security deposit of $109,221 and guaranteed by the CEO and certain members of the family and affiliate	$—	$1,273,794
Chongqing Rural Commercial Bank	November 25, 2020 - in default(1)	6.74%	Guaranteed by the CEO and certain members of the family and affiliate and Chongqing Reassurance Co., Inc.	1,684,391	1,839,928
Chongqing Beibei Chouzhou Bank Co., Ltd. (Chouzhou Bank)	March 20, 2020 – in default(2)	6.96%	Guaranteed by GA Yongpeng's properties recorded at RMB 36,626,600 (approximately $5.2 million) and Zeshu Dai's 6.25% of stock right of GA Yongpeng recorded at RMB 1,250,000 (approximately $0.2 million)	328,910	336,845
The Agriculture Bank of China Chongqing Yubei Branch	June 27, 2021	3.85%	Guaranteed by the properties of JMC's CEO and CFO recorded at RMB 5,517,400 (approximately $0.8 million)	505,317	467,058
China Zheshang Bank Chongqing Branch	May 5, 2021 (Fully repaid in February 2021)	5.35%	Guaranteed by the properties of JMC's CEO and CFO recorded at RMB 12,090,000 (approximately $1.7 million)	842,196	778,430
Total				$3,360,814	$4,696,055
Less: short term loans - banks - discontinued operations				(328,910)	(336,845)
Short term loans - banks - continuing operations				$3,031,904	$4,359,210
(1)	The loan balance was fully repaid by Chongqing Reassurance Co., Inc. in June 2021. As of the date of this report, CQ Penglin has paid approximately $0.3 million (RMB 1,650,000) to Chongqing Reassurance Co., Inc. as part of the repayment agreement.
(2)	On September 25, 2020, the Chongqing Beibei District People’s Court issued a civil mediation letter, according to which CQ Pengmei shall repay Chouzhou Bank the principal and the interest. Approximately $17,000 (RMB 110,000) of principal and approximately $14,000 (RMB 93,466) of the interest will be due before October 21, 2020, all the remaining balance should be repaid for at least approximately $15,000 (RMB 100,000) on the 21th of each month since November 2020, and the repayment shall be completed no later than May 21, 2022. Since November 2020 to May 2022, the interest rate rises by 50%, which should be paid before 21th of each month. Wang Penglin, Wang Mingwen, Dai Zeshu, Chongqing Education Financing Guarantee Co., Ltd. and CQ Penglin shall bear joint and several liability for the above repayment. As of the date of this report, CQ Pengmei has paid off approximately $18,000 (RMB 114,939) to Chouzhou Bank as part of the repayment.

Loans from third parties

Outstanding balances of third-party loans consisted of the following:

		Weighted
		average
Lenders	Maturities	interest rate	Collateral/Guarantee	December 31, 2020	June 30, 2020
				(Unaudited)
Sichuan Toucu Financial Information Services Co., Ltd	—	9.0%	None	$—	$63,554
Chongqing Puluosi Small Mortgage Co., Ltd.	Various amounts due between November 2018 and January 2019 – in default*	12.0%	Guaranteed by the CEO and certain members of the family and affiliate	4,521,063	4,183,248
Gang Hu	September 4, 2022	7.13%	None	130,157	120,303
Chongqing Reassurance Co., Ltd.	Due upon request	17.4%	None	540,025	273,294
Mei Yang	—	24.0%	None	—	7,077
Ping Wang	September 17, 2021	10.8%	None	46,704	43,875
Yixuan Liu	September 11, 2022	12.0%	None	91,876	84,920
Shuming Yang	September 20, 2022	12.0%	None	183,752	169,839
Chunlan Zhuo	March 22, 2021 (Subsequently extended to March 22, 2022)	18.0%	None	50,407	63,911
Qin Cao	June 30, 2021	24.0%	None	5,320	30,005
Maohua Xia	June 30, 2021	24.0%	None	5,684	33,561
Chongqing Shouqing Trading Co., Ltd.	September 7, 2021	12.0%	None	413,441	382,139
Shengli Huang	April 23, 2022	24.0%	None	107,189	99,073
Xiaofen Ai	June 17, 2021	24.0%	None	—	28,307
Chongqing Haobangshou Ecommerce Co., Ltd.	March 24, 2023	6.0%	None	1,531,265	1,415,328
Shiwen Zhang	September 2, 2021	24.0%	None	107,189	—
Xiaomei Qin	September 7, 2021	18.0%	None	30,625	—
Shengmeng Zhang	Various amounts due between October 2021 and December 2021	12.0%	None	107,189	—
Mei Zhang	—	24.0%	None	—	49,536
Feng Zhou	February 28, 2022	12.0%	None	15,313	14,153
Xiaolin Cao	November 30, 2020 (Fully repaid by issuance of 500,000 ordinary shares in April 2021)	—%	None	500,000	500,000
Total loans from third parties				$8,387,199	$7,562,123
Total non-current loans from third parties				(2,044,238)	(2,074,871)
Total current loans from third parties				$6,342,961	$5,487,252
Less: current loans from third parties - discontinued operations				(459,379)	(474,135)
Current loans from third parties - continuing operations				$5,883,582	$5,013,117

*The Company received three complaints related to an approximately $1.5 million (RMB 10,000,000) loan that was due on November 13, 2018, an approximately $0.5 million (RMB 3,000,000) loan due on December 21, 2018, and an approximately $3.1 million (RMB 20,000,000) loan due on January 2, 2019. The following amounts have been accrued in the accompanying consolidated financial statements for the six months ended December 31, 2020 and 2019: interest at a default interest rate of 18% totaling approximately $383,000 and $191,000, respectively. As of the date of this report, the Company has paid approximately $0.5 million (RMB 3,411,544)

of the total repayment. On October 27, 2020, Chongqing Yubei District People’s Court froze CQ Penglin bank accounts with a total balance of approximately $20,000 (RMB 133,777). As of the date of this report, the accounts are still frozen.

Long term and short-term loans – related parties

See Note 10.

Long-term loan - bank

The outstanding balance of long term bank loan consisted of the following:

		Weighted
		average
Lender	Maturity	interest rate	Collateral/Guarantee	December 31, 2020	June 30, 2020
				(Unaudited)
Chongqing Dadukou Rongxing Village & Township Bank	September 20, 2020 (Subsequently in default*)	12.0%	Guaranteed by CQ Penglin, CQ Pengmei, GA Yongpeng, CQ Mingwen, the CEO and certain members of the family	$848,019	$777,558

*On August 12, 2020, Chongqing Dadukou Rongxing Village & Township Bank (“Dadukou Rongxing”) sued CQ Penglin to repay the loan of Dadukou Rongxing approximately $1.0 million (RMB 6,629,447), which consists of principal of approximately $0.8 million (RMB 5,493,839) and approximately $0.2 million (RMB 1,135,608), in the Chongqing Dadukou District People’s Court.   CQ Penglin, CQ Pengmei, GA Yongpeng, CQ Mingwen, the CEO and certain members of the family guaranteed the loan shall bear joint and several lability for the repayment.  As of the date of this report, the Chongqing Dadukou District People’s Court has not held a trial.

Interest expense for continuing operations pertaining to the above loans for the six months ended December 31, 2020 and 2019 amounted to $978,194 ($30,886 was for interest expense of loans – related parties) and $466,568 ($24,372 was for interest expense of loans – related parties), respectively. Interest expense for discontinued operations pertaining to the above loans for the six months ended December 31, 2020 and 2019 amounted to $34,707 and $42,177, respectively.

Note 11 – Credit Facilities

Short term loans – banks

Outstanding balances on short-term bank loans consisted of the following:

		Weighted
		average
Lenders	Maturities	interest rate	Collateral/Guarantee	June 30, 2020	June 30, 2019

Shanghai Pudong Development ("SPD") Bank Chongqing Nanbing Road Branch	April 22, 2020 (Fully repaid by October 2020)	6.09%	A security deposit of $109,221 and guaranteed by the CEO and certain members of the family and affiliate	$1,273,794	$1,456,187
Chongqing Rural Commercial Bank	November 25, 2020	6.74%	Guaranteed by the CEO and certain members of the family and affiliate	1,839,928	2,694,122
Chongqing Beibei Chouzhou Bank Co., Ltd. (Chouzhou Bank)	March 20, 2020 – in default*	6.96%	Guaranteed by GA Yongpeng's properties recorded at RMB 36,626,600 (approximately $5.2 million) and Zeshu Dai's 6.25% of stock right of GA Yongpeng recorded at RMB 1,250,000 (approximately $0.2 million)	336,845	364,071
The Agriculture Bank of China Chongqing Yubei Branch	June 27, 2021	3.85%	Guaranteed by the properties of JMC's CEO and CFO recorded at RMB 5,517,400 (approximately $0.8 million)	467,058	—
China Zheshang Bank Chongqing Branch	May 5, 2021	5.35%	Guaranteed by the properties of JMC's CEO and CFO recorded at RMB 12,090,000 (approximately $1.7 million)	778,430	—
Total				$4,696,055	$4,514,380
Less: short term loans - banks - discontinued operations				(336,845)	(364,071)
Short term loans - banks - continuing operations				$4,359,210	$4,150,309

●	On September 25, 2020, the Chongqing Beibei District People’s Court issued a civil mediation letter, according to which CQ Pengmei shall repay Chouzhou Bank the principal and the interest. Approximately $16,000 (RMB 110,000) of principal and approximately $13,000 (RMB 93,466) of the interest will be due before October 21, 2020, all the remaining balance should be repaid for at least approximately $14,000 (RMB 100,000) on the 21th of each month since November 2020, and the repayment shall be completed no later than May 21, 2022. Since November 2020 to May 2022, the interest rate rises by 50%, which should be paid before 21th of each month. Wang Penglin, Wang Mingwen, Dai Zeshu, Chongqing Education Financing Guarantee Co., Ltd. and CQ Penglin shall bear joint and several liability for the above repayment. As of the date of this report, CQ Pengmei has paid off approximately $16,000 (RMB 114,939) to Chouzhou Bank as part of the repayment.

Loans from third parties

Outstanding balances of short term third-party loans consisted of the following:

		Weighted
		average
Lenders	Maturities	interest rate	Collateral/Guarantee	June 30, 2020	June 30, 2019

Sichuan Toucu Financial Information Services Co., Ltd	September 3, 2020 (Fully repaid in September 2020)	9.0%	None	$63,554	$407,758
Chongqing Puluosi Small Mortgage Co., Ltd.	Various amounts due between November 2018 and January 2019 – in default*	12.0%	Guaranteed by the CEO and certain members of the family and affiliate	4,183,248	4,805,734
Gang Hu	September 4, 2022	7.13%	None	120,303	—
Chongqing Reassurance Co., Ltd.	Due upon request	17.4%	None	273,294	—
Chongqing Zhouyang Shipping Co., Ltd	December 28, 2019	18.0%	None	—	72,814
Mei Yang	October 10, 2020 (Fully repaid by the date of this report)	24.0%	None	7,077	43,688
Ping Wang	September 17, 2021	10.8%	None	43,875	48,057
Yuzhu Hu	November 30, 2020	14.4%	None	—	160,191
Yixuan Liu	September 11, 2020 (Renewed and to be due on September 11, 2022)	12.0%	None	84,920	87,377
Shuming Yang	September 20, 2020 (Renewed and to be due on September 20, 2022)	12.0%	None	169,839	174,754
Chunlan Zhuo	March 22, 2021	18.0%	None	63,911	—
Qin Cao	October 22, 2020 (Fully repaid in October 2020)	24.0%	None	30,005	72,814
Maohua Xia	Various amounts due between August 2020 and September 2020 (Fully repaid by the date of this report)	24.0%	None	33,561	223,848
Chongqing Shouqing Trading Co., Ltd.	September 7, 2021	12.0%	None	382,139	—
Shengli Huang	April 23, 2022	24.0%	None	99,073	—
Xiaofen Ai	June 17, 2021	24.0%	None	28,307	—
Chongqing Haobangshou Ecommerce Co., Ltd.	March 24, 2023	6.0%	None	1,415,328	—
Bangwei Zhu	May 2, 2020	12.0%	None	—	36,407
Mei Zhang	July 20, 2020 (Fully repaid by the date of this report)	24.0%	None	49,536	72,814
Feng Zhou	February 28, 2022	12.0%	None	14,153	—
Xiaolin Cao	November 30, 2020	—%	None	500,000	—
Total loans from third parties				$7,562,123	$6,206,256
Total non-current loans from third parties				(2,074,871)	(3,131,007)
Total current loans from third parties				$5,487,252	$3,075,249
Less: current loans from third parties - discontinued operations				(474,135)	(626,201)
Current loans from third parties - continuing operations				$5,013,117	$2,449,048
*

The Company received three complaints related to an approximately $1.4 million (RMB 10,000,000) loan that was due on November 13, 2018, an approximately $0.4 million (RMB 3,000,000) loan due on December 21, 2018, and an approximately $2.8 million (RMB 20,000,000) loan due on January 2, 2019. The following amounts have been accrued in the accompanying consolidated financial statements for the year ended June 30, 2020: (a) interest at a default interest rate of 18% totaling approximately $781,000 up to June 30, 2020 and (c) estimated legal cost of approximately $129,000. As of the date of this report, the Company has paid approximately $0.5 million (RMB 3,411,544) of the total repayment. On October 27, 2020, Chongqing Yubei District People’s Court froze CQ Penglin bank accounts with a total balance of approximately $26,000 (RMB 181,573). As of the date of this report, the accounts are still frozen.

Long term and short-term loans – related parties

See Note 10.

Long-term loan - bank

The outstanding balance of long term bank loan consisted of the following:

		Weighted
		average
Lender	Maturity	interest rate	Collateral/Guarantee	June 30, 2020	June 30, 2019

Chongqing Dadukou Rongxing Village & Township Bank	September 20, 2020 (Subsequently in default*)	12.0%	Guaranteed by CQ Penglin, CQ Pengmei, GA Yongpeng, CQ Mingwen, the CEO and certain members of the family	$777,558	$866,231

*On August 12, 2020, Chongqing Dadukou Rongxing Village & Township Bank (“Dadukou Rongxing”) sued CQ Penglin to repay the loan of Dadukou Rongxing approximately $0.9 million (RMB 6,629,447), which consists of principal of approximately $0.8 million (RMB 5,493,839) and approximately $0.1 million (RMB 1,135,608), in the Chongqing Dadukou District People’s Court.   CQ Penglin, CQ Pengmei, GA Yongpeng, CQ Mingwen, the CEO and certain members of the family guaranteed the loan shall bear joint and several lability for the repayment.  As of the date of this report, the Chongqing Dadukou District People’s Court has not held a trial.

Interest expense for continuing operations pertaining to the above loans for the years ended June 30, 2020, 2019 and 2018 amounted to $1,661,788 ($51,770 was for interest expense of loans – related parties), $713,201 ($11,403 was for interest expense of loans – related parties) and $1,243,708, respectively. Interest expense for discontinued operations pertaining to the above loans for the years ended June 30, 2020, 2019 and 2018 amounted to $114,853, $110,350 and $0, respectively.